Related Party Transactions - Schedule of Due from Related Parties (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Line Items]
Due from related parties	€ 5,942,031	€ 10,443,887
Ultimate partner [Member]
Related Party Transactions [Line Items]
Due from related parties
Senior partner [Member]
Related Party Transactions [Line Items]
Due from related parties
Other group companies [Member]
Related Party Transactions [Line Items]
Due from related parties	5,942,031	10,443,887
Credits pending collection [Member]
Related Party Transactions [Line Items]
Due from related parties	92,059	35,118
Credits pending collection [Member] | Ultimate partner [Member]
Related Party Transactions [Line Items]
Due from related parties
Credits pending collection [Member] | Senior partner [Member]
Related Party Transactions [Line Items]
Due from related parties
Credits pending collection [Member] | Other group companies [Member]
Related Party Transactions [Line Items]
Due from related parties	92,059	35,118
Long-term investment [Member]
Related Party Transactions [Line Items]
Due from related parties	122,725	291,810
Long-term investment [Member] | Ultimate partner [Member]
Related Party Transactions [Line Items]
Due from related parties
Long-term investment [Member] | Senior partner [Member]
Related Party Transactions [Line Items]
Due from related parties
Long-term investment [Member] | Other group companies [Member]
Related Party Transactions [Line Items]
Due from related parties	122,725	291,810
Trade receivables [Member]
Related Party Transactions [Line Items]
Due from related parties	5,727,247	10,116,959
Trade receivables [Member] | Ultimate partner [Member]
Related Party Transactions [Line Items]
Due from related parties
Trade receivables [Member] | Senior partner [Member]
Related Party Transactions [Line Items]
Due from related parties
Trade receivables [Member] | Other group companies [Member]
Related Party Transactions [Line Items]
Due from related parties	€ 5,727,247	€ 10,116,959